Fair Value Measurements (Narrative) (Detail) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of assets and other charges			$ 2,062,000,000	$ 194,000,000	$ 2,104,000,000
Unrealized gains or losses included in earnings in Level 3 fair value category			0	0	0
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains or losses included in earnings in Level 3 fair value category			$ 0	0	0
Corporate Office Building | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets, estimated fair value				26,000,000
Nonregulated Retail Software Development | Level 2 | Maximum | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets, estimated fair value				1,000,000
Impairment of Assets and Other Charges | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of assets and other charges	$ 751,000,000	$ 76,000,000			127,000,000
Asset impairment charges after tax	$ 559,000,000	$ 56,000,000			$ 94,000,000
Impairment of Assets and Other Charges | Corporate Office Building
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of assets and other charges				16,000,000
Asset impairment charges after tax				12,000,000
Impairment of Assets and Other Charges | Nonregulated Retail Software Development | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of assets and other charges				20,000,000
Asset impairment charges after tax				$ 15,000,000